SUPPLEMENT DATED MAY 2, 2016
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY
 AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY
 AND MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 DELAWARE LIFE NY VARIABLE ACCOUNT C

1.
Pursuant to shareholder approval, the following Columbia Variable Insurance Trust I funds (each an "Acquired Fund") were merged with and into the corresponding acquiring fund (each an "Acquiring Fund") after the close of business on April 29, 2016:

Acquired Fund		Acquiring Fund
Variable Portfolio – Loomis Sayles Growth Fund II	was merged into	Variable Portfolio – Loomis Sayles Growth Fund

Columbia Variable Portfolio – Large Cap Growth Fund II	was merged into	Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – International Opportunities Fund	was merged into	Columbia Variable Portfolio – Select International Equity Fund

Variable Portfolio – Loomis Sayles Growth Fund II, Columbia Variable Portfolio – Large Cap Growth Fund II, and Columbia Variable Portfolio – International Opportunities Fund are no longer available for investment and all references to those funds are hereby deleted from the prospectus.

2.	The section of the prospectus entitled "Federal Defense of Marriage Act and Same-Sex Marriages" under "TAX PROVISIONS." is hereby deleted and replaced with the following:

Definition of Spouse Under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information on this subject.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.